UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Fifty®

March 31, 2008

1.799847.104

FIF-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 1.6%
WABCO Holdings, Inc.	449,400	$ 20,501,628
Diversified Consumer Services - 7.9%
DeVry, Inc.	1,216,000	50,877,440
Universal Technical Institute, Inc. (a)(d)	401,057	4,704,399
Weight Watchers International, Inc.	955,806	44,282,492
		99,864,331
Hotels, Restaurants & Leisure - 0.3%
International Game Technology	70,900	2,850,889
Household Durables - 3.5%
Harman International Industries, Inc.	1,024,441	44,604,161
Media - 4.0%
The Walt Disney Co.	836,000	26,233,680
Time Warner, Inc.	1,759,173	24,663,605
		50,897,285
TOTAL CONSUMER DISCRETIONARY		218,718,294
CONSUMER STAPLES - 7.3%
Beverages - 3.6%
Molson Coors Brewing Co. Class B	864,666	45,455,492
Food & Staples Retailing - 3.7%
CVS Caremark Corp.	1,174,600	47,583,046
Whole Foods Market, Inc.	3,200	105,504
		47,688,550
TOTAL CONSUMER STAPLES		93,144,042
ENERGY - 20.5%
Energy Equipment & Services - 7.0%
BJ Services Co.	458,100	13,060,431
Diamond Offshore Drilling, Inc.	308,700	35,932,680
Halliburton Co.	325,500	12,801,915
Weatherford International Ltd. (a)	364,500	26,415,315
		88,210,341
Oil, Gas & Consumable Fuels - 13.5%
Chesapeake Energy Corp.	916,100	42,278,015
CVR Energy, Inc. (d)	174,500	4,018,735
EOG Resources, Inc.	335,300	40,236,000
Peabody Energy Corp.	529,400	26,999,400
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	424,500	$ 12,735,000
Valero Energy Corp.	264,800	13,004,328
XTO Energy, Inc.	520,031	32,169,118
		171,440,596
TOTAL ENERGY		259,650,937
FINANCIALS - 5.9%
Capital Markets - 2.9%
EFG International	633,850	21,699,542
Lehman Brothers Holdings, Inc.	413,800	15,575,432
		37,274,974
Diversified Financial Services - 1.6%
Bolsa de Mercadorias & Futuros - BM&F SA	2,256,600	20,331,004
Real Estate Management & Development - 1.4%
Indiabulls Real Estate Ltd. (a)	1,435,394	17,498,683
The St. Joe Co. (d)	2,700	115,911
		17,614,594
TOTAL FINANCIALS		75,220,572
HEALTH CARE - 9.5%
Health Care Equipment & Supplies - 3.5%
C.R. Bard, Inc.	221,314	21,334,670
Stryker Corp.	352,800	22,949,640
		44,284,310
Health Care Providers & Services - 3.4%
Express Scripts, Inc. (a)	337,600	21,714,432
Henry Schein, Inc. (a)	373,331	21,429,199
		43,143,631
Health Care Technology - 0.8%
HLTH Corp. (a)	1,035,900	9,882,486
Life Sciences Tools & Services - 1.3%
Waters Corp. (a)	303,500	16,904,950
Pharmaceuticals - 0.5%
Allergan, Inc.	111,100	6,264,929
TOTAL HEALTH CARE		120,480,306
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 13.7%
Airlines - 1.2%
Delta Air Lines, Inc. (a)	1,355,617	$ 11,658,306
Northwest Airlines Corp. (a)	457,200	4,110,228
		15,768,534
Electrical Equipment - 5.3%
Alstom SA	118,200	25,622,610
Nexans SA	183,100	21,591,412
Prysmian SpA	919,363	19,620,212
		66,834,234
Machinery - 4.3%
Flowserve Corp. (d)	517,200	53,985,336
Road & Rail - 2.9%
All America Latina Logistica SA unit	598,300	6,000,729
CSX Corp.	228,600	12,817,602
Hertz Global Holdings, Inc. (a)	1,535,700	18,520,542
		37,338,873
TOTAL INDUSTRIALS		173,926,977
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 12.0%
Juniper Networks, Inc. (a)	1,271,555	31,788,875
Nokia Corp. sponsored ADR	2,932,200	93,331,925
Research In Motion Ltd. (a)	245,700	27,574,911
		152,695,711
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)(d)	994,197	27,996,588
IT Services - 3.7%
Fiserv, Inc. (a)	811,400	39,020,226
Redecard SA	9,400	154,542
Visa, Inc.	112,900	7,040,444
		46,215,212
TOTAL INFORMATION TECHNOLOGY		226,907,511
TELECOMMUNICATION SERVICES - 3.9%
Wireless Telecommunication Services - 3.9%
American Tower Corp. Class A (a)(d)	1,261,100	49,447,731
Common Stocks - continued
	Shares	Value
UTILITIES - 1.1%
Electric Utilities - 1.1%
Pepco Holdings, Inc.	539,600	$ 13,338,912
TOTAL COMMON STOCKS (Cost $1,279,447,038)		1,230,835,282
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 2.69% (b)	24,765,257	24,765,257
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	42,684,225	42,684,225
TOTAL MONEY MARKET FUNDS (Cost $67,449,482)		67,449,482
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,346,896,520)		1,298,284,764
NET OTHER ASSETS - (2.4)%		(30,525,415)
NET ASSETS - 100%		$ 1,267,759,349
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 988,787
Fidelity Securities Lending Cash Central Fund	83,226
Total	$ 1,072,013
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,363,564,887. Net unrealized depreciation aggregated $65,280,123, of which $109,368,983 related to appreciated investment securities and $174,649,106 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fund

March 31, 2008

1.799854.104

FID-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.2%
Johnson Controls, Inc.	526,600	$ 17,799
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	766,900	42,770
Vail Resorts, Inc. (a)(d)	500,300	24,159
		66,929
Household Durables - 1.0%
Lennar Corp. Class A (d)	666,800	12,543
Whirlpool Corp.	665,200	57,726
		70,269
Media - 2.2%
Discovery Holding Co. Class A (a)	775,400	16,454
McGraw-Hill Companies, Inc.	896,855	33,139
News Corp. Class A	1,440,300	27,006
Regal Entertainment Group Class A	1,354,628	26,131
Time Warner, Inc.	3,538,700	49,613
		152,343
Multiline Retail - 1.0%
Macy's, Inc.	905,800	20,888
Target Corp.	962,500	48,780
		69,668
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	286,300	20,940
AutoZone, Inc. (a)	176,900	20,137
Home Depot, Inc.	983,200	27,500
Lowe's Companies, Inc.	1,491,100	34,206
PetSmart, Inc.	993,451	20,306
Staples, Inc.	1,624,850	35,925
		159,014
Textiles, Apparel & Luxury Goods - 0.4%
Polo Ralph Lauren Corp. Class A	547,373	31,906
TOTAL CONSUMER DISCRETIONARY		567,928
CONSUMER STAPLES - 8.2%
Beverages - 1.8%
PepsiCo, Inc.	1,187,990	85,773
The Coca-Cola Co.	651,300	39,645
		125,418
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	1,392,300	$ 56,402
Wal-Mart Stores, Inc.	1,053,800	55,514
		111,916
Food Products - 2.9%
Bunge Ltd.	780,400	67,801
Kellogg Co.	380,600	20,004
Lindt & Spruengli AG (participation certificate)	12,834	42,644
Nestle SA (Reg.)	142,841	71,374
		201,823
Household Products - 1.4%
Colgate-Palmolive Co.	333,800	26,006
Procter & Gamble Co.	1,026,244	71,909
		97,915
Tobacco - 0.5%
Altria Group, Inc.	934,700	20,750
British American Tobacco PLC sponsored ADR (d)	238,900	18,097
		38,847
TOTAL CONSUMER STAPLES		575,919
ENERGY - 13.9%
Energy Equipment & Services - 1.3%
Schlumberger Ltd. (NY Shares)	722,200	62,831
Transocean, Inc. (a)	203,933	27,572
		90,403
Oil, Gas & Consumable Fuels - 12.6%
Canadian Natural Resources Ltd.	348,800	23,875
Chesapeake Energy Corp.	1,173,900	54,175
Chevron Corp.	709,500	60,563
ConocoPhillips	675,400	51,472
Copano Energy LLC	420,400	14,373
Denbury Resources, Inc. (a)	904,600	25,826
Devon Energy Corp.	169,800	17,715
Energy Transfer Equity LP	567,700	17,735
EOG Resources, Inc.	495,300	59,436
Exxon Mobil Corp.	1,803,700	152,557
Hess Corp.	494,600	43,614
Occidental Petroleum Corp.	1,277,400	93,467
Peabody Energy Corp.	1,343,900	68,539
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleo Brasileiro SA - Petrobras sponsored ADR	346,900	$ 35,422
Plains Exploration & Production Co. (a)	336,800	17,898
Ultra Petroleum Corp. (a)	495,279	38,384
Valero Energy Corp.	1,233,200	60,562
Williams Companies, Inc.	823,700	27,166
XTO Energy, Inc.	325,000	20,105
		882,884
TOTAL ENERGY		973,287
FINANCIALS - 16.5%
Capital Markets - 4.9%
Bank of New York Mellon Corp.	1,037,500	43,295
Goldman Sachs Group, Inc.	285,000	47,136
Julius Baer Holding AG	610,658	45,008
Lazard Ltd. Class A	514,500	19,654
Lehman Brothers Holdings, Inc.	1,073,100	40,391
Morgan Stanley	394,600	18,033
State Street Corp.	1,144,300	90,400
T. Rowe Price Group, Inc.	765,300	38,265
		342,182
Commercial Banks - 1.8%
First Community Bancorp, California	67,300	1,807
PNC Financial Services Group, Inc.	324,600	21,284
U.S. Bancorp, Delaware	725,500	23,477
Wachovia Corp.	740,700	19,999
Wells Fargo & Co.	2,033,700	59,181
		125,748
Consumer Finance - 1.1%
American Express Co.	770,292	33,677
Capital One Financial Corp.	569,400	28,026
SLM Corp.	923,900	14,182
		75,885
Diversified Financial Services - 4.2%
Bank of America Corp.	2,970,765	112,622
Bovespa Holding SA	1,196,200	16,190
CIT Group, Inc.	567,100	6,720
Citigroup, Inc.	1,298,500	27,814
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Boerse AG	153,000	$ 24,643
JPMorgan Chase & Co.	2,472,000	106,172
		294,161
Insurance - 3.4%
AFLAC, Inc.	293,800	19,082
American International Group, Inc.	1,546,900	66,903
Berkshire Hathaway, Inc. Class A (a)	247	32,950
Hartford Financial Services Group, Inc.	354,700	26,876
MetLife, Inc.	627,600	37,819
Principal Financial Group, Inc.	899,800	50,137
		233,767
Thrifts & Mortgage Finance - 1.1%
Fannie Mae	1,471,800	38,738
Freddie Mac (d)	1,494,700	37,846
		76,584
TOTAL FINANCIALS		1,148,327
HEALTH CARE - 12.4%
Biotechnology - 1.8%
Cephalon, Inc. (a)	267,200	17,208
CSL Ltd.	1,850,100	62,418
Gilead Sciences, Inc. (a)	919,000	47,356
		126,982
Health Care Equipment & Supplies - 5.1%
Becton, Dickinson & Co.	933,000	80,098
C.R. Bard, Inc.	1,193,700	115,073
Covidien Ltd.	659,000	29,161
Philip Morris International, Inc. (a)	934,700	47,277
Smith & Nephew PLC	1,110,100	14,651
Sonova Holding AG	346,437	31,778
St. Jude Medical, Inc. (a)	882,900	38,132
		356,170
Health Care Providers & Services - 0.6%
Medco Health Solutions, Inc. (a)	872,000	38,185
Pharmaceuticals - 4.9%
Abbott Laboratories	959,900	52,938
Allergan, Inc.	636,800	35,909
Elan Corp. PLC sponsored ADR (a)	1,954,296	40,767
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,314,500	$ 49,885
Roche Holding AG (participation certificate)	472,406	88,902
Wyeth	1,786,640	74,610
		343,011
TOTAL HEALTH CARE		864,348
INDUSTRIALS - 12.1%
Aerospace & Defense - 5.7%
General Dynamics Corp.	884,800	73,766
Goodrich Corp.	489,600	28,157
Hexcel Corp. (a)	1,161,300	22,192
Honeywell International, Inc.	1,861,100	105,003
Lockheed Martin Corp.	917,430	91,101
Northrop Grumman Corp.	206,800	16,091
Raytheon Co.	530,800	34,295
Rolls-Royce Group PLC	21	0
The Boeing Co.	386,200	28,722
		399,327
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	697,700	50,946
Commercial Services & Supplies - 0.7%
Stericycle, Inc. (a)	394,900	20,337
The Brink's Co.	406,600	27,315
		47,652
Construction & Engineering - 0.7%
Fluor Corp.	240,300	33,921
Jacobs Engineering Group, Inc. (a)	187,200	13,776
		47,697
Electrical Equipment - 1.4%
ABB Ltd. (Reg.)	770,534	20,684
Alstom SA	105,300	22,826
American Superconductor Corp. (a)(d)	364,800	8,460
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	543,300	22,036
Vestas Wind Systems AS (a)	212,200	23,179
		97,185
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.9%
General Electric Co.	3,066,226	$ 113,481
Siemens AG sponsored ADR	192,000	20,916
		134,397
Machinery - 1.0%
Danaher Corp.	400,000	30,412
Eaton Corp.	220,200	17,543
Sulzer AG (Reg.)	14,241	18,827
		66,782
TOTAL INDUSTRIALS		843,986
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 2.1%
Cisco Systems, Inc. (a)	3,598,176	86,680
QUALCOMM, Inc.	895,300	36,707
Research In Motion Ltd. (a)	220,400	24,735
		148,122
Computers & Peripherals - 3.7%
Apple, Inc. (a)	201,300	28,887
Hewlett-Packard Co.	3,033,600	138,514
International Business Machines Corp.	615,000	70,811
NCR Corp. (a)	814,121	18,586
		256,798
Electronic Equipment & Instruments - 1.0%
Amphenol Corp. Class A	1,897,238	70,672
Internet Software & Services - 0.5%
Google, Inc. Class A (sub. vtg.) (a)	79,285	34,923
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	778,400	22,978
Applied Materials, Inc.	2,794,200	54,515
Infineon Technologies AG sponsored ADR (a)	1,930,600	13,553
Intel Corp.	1,416,700	30,006
Lam Research Corp. (a)	835,000	31,914
Skyworks Solutions, Inc. (a)	2,279,134	16,592
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,315,800	23,783
Texas Instruments, Inc.	611,000	17,273
Xilinx, Inc.	1,456,700	34,597
		245,211
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.5%
Microsoft Corp.	5,491,100	$ 155,837
Nintendo Co. Ltd.	54,100	28,304
Oracle Corp. (a)	2,044,500	39,990
VMware, Inc. Class A (d)	426,900	18,280
		242,411
TOTAL INFORMATION TECHNOLOGY		998,137
MATERIALS - 6.1%
Chemicals - 5.8%
Albemarle Corp.	646,700	23,617
Ecolab, Inc.	806,300	35,018
FMC Corp.	187,600	10,410
Monsanto Co.	2,192,454	244,464
Potash Corp. of Saskatchewan, Inc.	154,600	23,995
Praxair, Inc.	428,322	36,078
The Mosaic Co. (a)	308,400	31,642
		405,224
Metals & Mining - 0.3%
Newcrest Mining Ltd.	447,353	13,645
Nucor Corp.	151,200	10,242
		23,887
TOTAL MATERIALS		429,111
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	2,449,895	93,831
Verizon Communications, Inc.	3,657,600	133,320
		227,151
UTILITIES - 3.2%
Electric Utilities - 1.6%
E.ON AG	163,367	30,240
Entergy Corp.	328,900	35,876
Exelon Corp.	276,600	22,479
PPL Corp.	412,700	18,951
		107,546
Independent Power Producers & Energy Traders - 1.6%
AES Corp. (a)	674,700	11,247
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Constellation Energy Group, Inc.	406,000	$ 35,838
Dynegy, Inc. Class A (a)	3,835,000	30,258
NRG Energy, Inc. (a)	935,200	36,463
		113,806
TOTAL UTILITIES		221,352
TOTAL COMMON STOCKS (Cost $6,168,799)		6,849,546
Nonconvertible Preferred Stocks - 0.0%

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC B Shares (a)	1,881	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $0)		0
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 2.69% (b)	116,517,219	116,517
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	54,709,850	54,710
TOTAL MONEY MARKET FUNDS (Cost $171,227)		171,227
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $6,340,026)		7,020,773
NET OTHER ASSETS - (0.6)%		(40,966)
NET ASSETS - 100%		$ 6,979,807
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,750
Fidelity Securities Lending Cash Central Fund	374
Total	$ 5,124
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,020,773	$ 7,006,122	$ 14,651	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $6,384,051,000. Net unrealized appreciation aggregated $636,722,000, of which $1,046,312,000 related to appreciated investment securities and $409,590,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Discovery Fund

(formerly Fidelity Discovery Fund)

March 31, 2008

1.799853.104

CII-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.8%
Automobiles - 0.1%
Harley-Davidson, Inc.	47,700	$ 1,789
Diversified Consumer Services - 1.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	336,800	14,550
Strayer Education, Inc.	70,929	10,817
		25,367
Hotels, Restaurants & Leisure - 1.1%
BJ's Restaurants, Inc. (a)	45,800	660
McDonald's Corp.	317,400	17,701
		18,361
Household Durables - 0.5%
Pulte Homes, Inc. (c)	551,500	8,024
Leisure Equipment & Products - 0.7%
Nikon Corp.	454,000	12,150
Media - 0.2%
Focus Media Holding Ltd. ADR (a)	87,200	3,065
National CineMedia, Inc.	51,100	1,149
		4,214
Multiline Retail - 0.1%
Target Corp.	34,400	1,743
Specialty Retail - 0.4%
DSW, Inc. Class A (a)(c)	229,000	2,966
Gamestop Corp. Class A (a)	79,600	4,116
		7,082
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc. (c)	151,211	4,299
TOTAL CONSUMER DISCRETIONARY		83,029
CONSUMER STAPLES - 7.3%
Beverages - 0.5%
PepsiCo, Inc.	122,700	8,859
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	370,800	15,021
Whole Foods Market, Inc. (c)	233,061	7,684
		22,705
Food Products - 1.2%
Nestle SA sponsored ADR	163,300	20,399
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 4.2%
Colgate-Palmolive Co.	387,600	$ 30,198
Procter & Gamble Co.	598,300	41,923
		72,121
TOTAL CONSUMER STAPLES		124,084
ENERGY - 10.9%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)	820	75
Cameron International Corp. (a)	57,072	2,376
FMC Technologies, Inc. (a)	52,500	2,987
National Oilwell Varco, Inc. (a)	184,700	10,783
Smith International, Inc.	117,894	7,572
Transocean, Inc. (a)	82,000	11,086
		34,879
Oil, Gas & Consumable Fuels - 8.9%
Chesapeake Energy Corp.	288,000	13,291
Denbury Resources, Inc. (a)	971,249	27,729
Enterprise Products Partners LP	114,800	3,410
EOG Resources, Inc.	178,200	21,384
Hess Corp.	62,000	5,467
OAO Gazprom sponsored ADR	259,300	13,224
Occidental Petroleum Corp.	23,900	1,749
Petroleo Brasileiro SA - Petrobras sponsored ADR	176,700	18,043
Reliance Industries Ltd.	30,592	1,732
Southwestern Energy Co. (a)	331,600	11,172
Ultra Petroleum Corp. (a)	73,600	5,704
Valero Energy Corp.	195,700	9,611
Williams Companies, Inc.	570,200	18,805
		151,321
TOTAL ENERGY		186,200
FINANCIALS - 20.3%
Capital Markets - 2.3%
Charles Schwab Corp.	883,200	16,631
Lehman Brothers Holdings, Inc.	443,651	16,699
Northern Trust Corp.	78,900	5,244
		38,574
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 0.9%
U.S. Bancorp, Delaware	295,000	$ 9,546
UCBH Holdings, Inc.	258,306	2,004
Wells Fargo & Co.	131,900	3,838
		15,388
Diversified Financial Services - 1.4%
JPMorgan Chase & Co.	306,865	13,180
KKR Financial Holdings LLC (c)	823,413	10,424
		23,604
Insurance - 12.3%
AFLAC, Inc.	207,880	13,502
American International Group, Inc.	531,231	22,976
Assurant, Inc.	133,000	8,094
Berkshire Hathaway, Inc.:
Class A (a)	102	13,607
Class B (a)	20,490	91,652
Fidelity National Financial, Inc. Class A	571,200	10,470
LandAmerica Financial Group, Inc.	28,500	1,125
Principal Financial Group, Inc.	160,200	8,926
Prudential Financial, Inc.	325,705	25,486
The First American Corp.	455,600	15,463
		211,301
Real Estate Investment Trusts - 2.5%
Annaly Capital Management, Inc.	2,122,773	32,521
MFA Mortgage Investments, Inc.	1,654,673	10,424
		42,945
Thrifts & Mortgage Finance - 0.9%
New York Community Bancorp, Inc. (c)	836,300	15,237
TOTAL FINANCIALS		347,049
HEALTH CARE - 14.0%
Biotechnology - 5.9%
Acorda Therapeutics, Inc. (a)	268,300	4,816
Altus Pharmaceuticals, Inc. (a)(c)	152,052	692
Biogen Idec, Inc. (a)	372,589	22,985
CSL Ltd.	808,650	27,282
Genentech, Inc. (a)	321,958	26,137
Gilead Sciences, Inc. (a)	357,898	18,442
		100,354
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.0%
Alcon, Inc.	88,500	$ 12,589
Becton, Dickinson & Co.	179,396	15,401
C.R. Bard, Inc.	119,677	11,537
Cochlear Ltd.	82,231	4,111
DENTSPLY International, Inc.	211,500	8,164
		51,802
Health Care Providers & Services - 3.6%
Henry Schein, Inc. (a)	237,800	13,650
Medco Health Solutions, Inc. (a)	1,078,508	47,228
		60,878
Life Sciences Tools & Services - 1.1%
Covance, Inc. (a)	188,088	15,606
Pharmaceutical Product Development, Inc.	90,000	3,771
		19,377
Pharmaceuticals - 0.4%
Allergan, Inc.	135,900	7,663
TOTAL HEALTH CARE		240,074
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.7%
General Dynamics Corp.	222,700	18,566
Rockwell Collins, Inc.	165,581	9,463
United Technologies Corp.	24,400	1,679
		29,708
Commercial Services & Supplies - 0.5%
Corrections Corp. of America (a)	269,830	7,426
Robert Half International, Inc.	68,200	1,755
		9,181
Electrical Equipment - 1.9%
Alstom SA	60,300	13,071
Vestas Wind Systems AS (a)	184,800	20,186
		33,257
Industrial Conglomerates - 2.0%
Global Consumer Acquisition Corp. unit	100,000	995
McDermott International, Inc. (a)	594,600	32,596
		33,591
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.4%
Danaher Corp.	82,400	$ 6,265
Marine - 0.7%
DryShips, Inc.	80,254	4,808
Eagle Bulk Shipping, Inc.	104,830	2,700
Genco Shipping & Trading Ltd.	71,900	4,057
		11,565
Trading Companies & Distributors - 0.3%
Fastenal Co. (c)	91,443	4,200
TOTAL INDUSTRIALS		127,767
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 6.6%
Harris Corp.	149,700	7,265
Nokia Corp. sponsored ADR	2,454,300	78,120
QUALCOMM, Inc.	484,000	19,844
Research In Motion Ltd. (a)	65,100	7,306
		112,535
Computers & Peripherals - 0.4%
EMC Corp. (a)	500,325	7,175
Electronic Equipment & Instruments - 0.8%
Amphenol Corp. Class A	371,100	13,823
Internet Software & Services - 3.6%
Google, Inc. Class A (sub. vtg.) (a)	65,286	28,757
The Knot, Inc. (a)(c)	257,500	3,026
VeriSign, Inc. (a)(c)	880,200	29,258
		61,041
IT Services - 4.6%
Cognizant Technology Solutions Corp. Class A (a)	604,700	17,434
ExlService Holdings, Inc. (a)	67,811	1,557
Infosys Technologies Ltd.	264,303	9,507
Infosys Technologies Ltd. sponsored ADR	274,000	9,801
The Western Union Co.	1,411,100	30,014
Visa, Inc.	172,398	10,751
		79,064
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	2,733,100	53,323
Software - 1.5%
Nintendo Co. Ltd.	33,100	17,317
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Ubisoft Entertainment SA (a)	26,500	$ 2,283
VMware, Inc. Class A (c)	127,260	5,449
		25,049
TOTAL INFORMATION TECHNOLOGY		352,010
MATERIALS - 8.1%
Chemicals - 2.5%
Monsanto Co.	84,300	9,399
The Mosaic Co. (a)	323,742	33,216
		42,615
Metals & Mining - 5.6%
ArcelorMittal SA (NY Reg.) Class A	255,800	20,924
BHP Billiton PLC	249,400	7,398
Compass Minerals International, Inc.	426,003	25,126
Evraz Group SA GDR	36,600	3,159
Fording Canadian Coal Trust (c)	152,300	7,973
Goldcorp, Inc.	520,500	20,225
Rio Tinto PLC sponsored ADR	23,700	9,761
Vedanta Resources PLC	41,200	1,714
		96,280
TOTAL MATERIALS		138,895
UTILITIES - 5.1%
Electric Utilities - 3.0%
Entergy Corp.	170,911	18,643
Exelon Corp.	304,497	24,746
PPL Corp.	166,400	7,641
		51,030
Independent Power Producers & Energy Traders - 1.4%
Constellation Energy Group, Inc.	264,200	23,321
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.7%
Public Service Enterprise Group, Inc.	230,600	$ 9,268
Wisconsin Energy Corp.	78,900	3,471
		12,739
TOTAL UTILITIES		87,090
TOTAL COMMON STOCKS (Cost $1,754,845)		1,686,198
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 2.69% (b) (Cost $36,384)	36,383,888	36,384
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(d)	53,861,867	53,862
TOTAL MONEY MARKET FUNDS (Cost $90,246)		90,246
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $1,845,090)		1,776,444
NET OTHER ASSETS - (3.9)%		(65,968)
NET ASSETS - 100%		$ 1,710,476
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security is on loan at period end.
(d) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,105
Fidelity Securities Lending Cash Central Fund	119
Total	$ 2,224
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,852,215,000. Net unrealized depreciation aggregated $75,771,000, of which $72,586,000 related to appreciated investment securities and $148,357,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mega Cap Stock

(formerly Fidelity ® Growth & Income II
Portfolio)

March 31, 2008

1.799848.104

GII-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.4%
Johnson Controls, Inc.	84,600	$ 2,859,480
Automobiles - 0.1%
Toyota Motor Corp. sponsored ADR	10,000	1,008,900
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	213,700	11,918,049
Household Durables - 1.6%
Whirlpool Corp. (d)	128,400	11,142,552
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	6,600	470,580
Media - 2.0%
CBS Corp. Class B	14,300	315,744
McGraw-Hill Companies, Inc.	57,900	2,139,405
News Corp. Class A	40,100	751,875
Omnicom Group, Inc.	21,100	932,198
The DIRECTV Group, Inc. (a)	77,400	1,918,746
The Walt Disney Co.	58,600	1,838,868
Time Warner Cable, Inc. (a)	18,400	459,632
Time Warner, Inc.	252,100	3,534,442
Viacom, Inc. Class B (non-vtg.) (a)	48,300	1,913,646
		13,804,556
Multiline Retail - 1.2%
Sears Holdings Corp. (a)(d)	51,400	5,247,426
Target Corp.	53,400	2,706,312
		7,953,738
Specialty Retail - 1.0%
Abercrombie & Fitch Co. Class A	11,100	811,854
Best Buy Co., Inc.	10,000	414,600
Home Depot, Inc.	151,100	4,226,267
Sherwin-Williams Co.	10,000	510,400
Staples, Inc.	55,243	1,221,423
		7,184,544
Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corp. (a)	15,000	1,617,300
NIKE, Inc. Class B (d)	154,400	10,499,200
		12,116,500
TOTAL CONSUMER DISCRETIONARY		68,458,899
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.0%
Beverages - 0.7%
Coca-Cola Enterprises, Inc.	24,300	$ 588,060
Molson Coors Brewing Co. Class B	84,793	4,457,568
		5,045,628
Food & Staples Retailing - 3.0%
CVS Caremark Corp.	97,600	3,953,776
Kroger Co.	297,700	7,561,580
Wal-Mart Stores, Inc.	166,584	8,775,645
		20,291,001
Food Products - 0.5%
Archer Daniels Midland Co.	15,000	617,400
Kellogg Co.	55,200	2,901,312
Tyson Foods, Inc. Class A	1,300	20,735
		3,539,447
Household Products - 2.0%
Kimberly-Clark Corp.	10,000	645,500
Procter & Gamble Co.	190,700	13,362,349
		14,007,849
Tobacco - 0.8%
Altria Group, Inc.	245,030	5,439,666
TOTAL CONSUMER STAPLES		48,323,591
ENERGY - 14.4%
Energy Equipment & Services - 2.4%
Halliburton Co.	98,400	3,870,072
Noble Corp.	23,900	1,187,113
Schlumberger Ltd. (NY Shares)	32,715	2,846,205
Transocean, Inc. (a)	66,552	8,997,830
		16,901,220
Oil, Gas & Consumable Fuels - 12.0%
Apache Corp.	10,000	1,208,200
Canadian Natural Resources Ltd.	5,000	342,246
Chevron Corp.	95,500	8,151,880
ConocoPhillips	150,000	11,431,500
Exxon Mobil Corp.	393,071	33,245,945
Marathon Oil Corp.	204,500	9,325,200
Occidental Petroleum Corp.	20,000	1,463,400
Peabody Energy Corp.	46,927	2,393,277
Plains Exploration & Production Co. (a)	6,100	324,154
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	138,100	$ 4,143,000
Valero Energy Corp.	216,500	10,632,315
		82,661,117
TOTAL ENERGY		99,562,337
FINANCIALS - 16.6%
Capital Markets - 3.5%
Goldman Sachs Group, Inc.	47,100	7,789,869
Janus Capital Group, Inc.	238,700	5,554,549
Lehman Brothers Holdings, Inc.	209,100	7,870,524
Morgan Stanley	11,500	525,550
State Street Corp.	28,700	2,267,300
		24,007,792
Commercial Banks - 1.1%
U.S. Bancorp, Delaware	20,000	647,200
Wachovia Corp.	31,100	839,700
Wells Fargo & Co.	208,400	6,064,440
		7,551,340
Consumer Finance - 0.3%
American Express Co.	15,700	686,404
Capital One Financial Corp.	35,000	1,722,700
		2,409,104
Diversified Financial Services - 6.4%
Bank of America Corp.	457,780	17,354,440
Citigroup, Inc.	244,400	5,235,048
JPMorgan Chase & Co.	506,200	21,741,290
		44,330,778
Insurance - 5.0%
ACE Ltd.	26,100	1,437,066
AFLAC, Inc.	15,000	974,250
Allstate Corp.	47,600	2,287,656
American International Group, Inc.	425,030	18,382,548
Berkshire Hathaway, Inc. Class B (a)	60	268,374
Loews Corp.	60,900	2,449,398
MetLife, Inc.	27,500	1,657,150
Prudential Financial, Inc.	16,600	1,298,950
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	27,000	$ 1,335,960
The Travelers Companies, Inc.	86,000	4,115,100
		34,206,452
Thrifts & Mortgage Finance - 0.3%
Fannie Mae	58,500	1,539,720
Freddie Mac	30,000	759,600
		2,299,320
TOTAL FINANCIALS		114,804,786
HEALTH CARE - 14.5%
Biotechnology - 1.3%
Amgen, Inc. (a)	50,190	2,096,938
Biogen Idec, Inc. (a)	32,200	1,986,418
CSL Ltd.	5,000	168,688
Genentech, Inc. (a)	45,200	3,669,336
Gilead Sciences, Inc. (a)	20,220	1,041,937
		8,963,317
Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	54,900	3,174,318
Becton, Dickinson & Co.	39,200	3,365,320
C.R. Bard, Inc.	200	19,280
Medtronic, Inc.	48,300	2,336,271
Philip Morris International, Inc. (a)	270,030	13,658,117
		22,553,306
Health Care Providers & Services - 2.8%
Aetna, Inc.	18,200	766,038
Cardinal Health, Inc.	10,000	525,100
Humana, Inc. (a)	62,800	2,817,208
McKesson Corp.	42,800	2,241,436
Medco Health Solutions, Inc. (a)	169,500	7,422,405
UnitedHealth Group, Inc.	140,200	4,817,272
WellPoint, Inc. (a)	26,900	1,187,097
		19,776,556
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. (a)	45,000	2,557,800
Pharmaceuticals - 6.7%
Abbott Laboratories	20,000	1,103,000
Allergan, Inc.	10,000	563,900
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	101,300	$ 2,157,690
Johnson & Johnson	201,800	13,090,766
Merck & Co., Inc.	363,900	13,810,005
Pfizer, Inc.	434,200	9,087,806
Schering-Plough Corp.	165,100	2,379,091
Wyeth	96,000	4,008,960
		46,201,218
TOTAL HEALTH CARE		100,052,197
INDUSTRIALS - 10.2%
Aerospace & Defense - 4.9%
General Dynamics Corp.	26,500	2,209,305
Honeywell International, Inc.	119,600	6,747,832
L-3 Communications Holdings, Inc.	9,900	1,082,466
Lockheed Martin Corp.	66,900	6,643,170
Northrop Grumman Corp.	74,800	5,820,188
Raytheon Co.	61,000	3,941,210
The Boeing Co.	69,800	5,191,026
United Technologies Corp.	35,900	2,470,638
		34,105,835
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	20,000	1,460,400
Airlines - 0.2%
AMR Corp. (a)	72,200	651,244
UAL Corp.	28,800	620,064
US Airways Group, Inc. (a)	40,900	364,419
		1,635,727
Commercial Services & Supplies - 0.0%
Manpower, Inc.	900	50,634
Construction & Engineering - 0.1%
Shaw Group, Inc. (a)	10,000	471,400
Industrial Conglomerates - 1.5%
3M Co.	40,600	3,213,490
General Electric Co.	195,700	7,242,857
		10,456,347
Machinery - 2.4%
Caterpillar, Inc.	49,900	3,906,671
Cummins, Inc.	115,900	5,426,438
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	33,300	$ 2,678,652
Eaton Corp.	20,700	1,649,169
Ingersoll-Rand Co. Ltd. Class A	52,900	2,358,282
Manitowoc Co., Inc.	15,000	612,000
		16,631,212
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	10,000	922,200
Norfolk Southern Corp.	30,000	1,629,600
Union Pacific Corp.	26,000	3,259,880
		5,811,680
TOTAL INDUSTRIALS		70,623,235
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 3.1%
Cisco Systems, Inc. (a)	414,800	9,992,532
Corning, Inc.	42,100	1,012,084
Juniper Networks, Inc. (a)	10,000	250,000
Motorola, Inc.	116,900	1,087,170
Nokia Corp. sponsored ADR	205,400	6,537,882
QUALCOMM, Inc.	54,100	2,218,100
		21,097,768
Computers & Peripherals - 6.0%
Apple, Inc. (a)	33,100	4,749,850
Dell, Inc. (a)	40,000	796,800
EMC Corp. (a)	33,300	477,522
Hewlett-Packard Co.	469,500	21,437,370
International Business Machines Corp.	89,800	10,339,572
Western Digital Corp. (a)	125,800	3,401,632
		41,202,746
Electronic Equipment & Instruments - 0.4%
Tyco Electronics Ltd.	81,600	2,800,512
Internet Software & Services - 1.0%
Google, Inc. Class A (sub. vtg.) (a)	15,350	6,761,215
Yahoo!, Inc. (a)	14,300	413,699
		7,174,914
IT Services - 0.8%
Accenture Ltd. Class A	156,400	5,500,588
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	375,918	$ 7,334,160
ASML Holding NV (NY Shares)	174,900	4,339,269
Intel Corp.	302,200	6,400,596
Texas Instruments, Inc.	10,000	282,700
		18,356,725
Software - 3.9%
Microsoft Corp.	659,100	18,705,258
Oracle Corp. (a)	388,200	7,593,192
Symantec Corp. (a)	53,300	885,846
		27,184,296
TOTAL INFORMATION TECHNOLOGY		123,317,549
MATERIALS - 2.8%
Chemicals - 0.9%
Celanese Corp. Class A	39,500	1,542,475
Dow Chemical Co.	35,200	1,297,120
Monsanto Co.	23,000	2,564,500
The Mosaic Co. (a)	10,000	1,026,000
		6,430,095
Metals & Mining - 1.5%
ArcelorMittal SA (NY Reg.) Class A	32,300	2,642,140
Freeport-McMoRan Copper & Gold, Inc. Class B	80,500	7,745,710
		10,387,850
Paper & Forest Products - 0.4%
International Paper Co. (d)	89,800	2,442,560
TOTAL MATERIALS		19,260,505
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	369,700	14,159,510
Qwest Communications International, Inc.	50,000	226,500
Verizon Communications, Inc.	314,600	11,467,170
		25,853,180
UTILITIES - 2.0%
Electric Utilities - 0.4%
Entergy Corp.	5,000	545,400
Exelon Corp.	10,000	812,700
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	10,000	$ 686,200
PPL Corp.	10,000	459,200
		2,503,500
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	222,100	3,702,407
Constellation Energy Group, Inc.	46,800	4,131,036
		7,833,443
Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	87,300	3,508,587
TOTAL UTILITIES		13,845,530
TOTAL COMMON STOCKS (Cost $732,509,104)		684,101,809
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 2.69% (b)	10,741,790	10,741,790
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	10,386,400	10,386,400
TOTAL MONEY MARKET FUNDS (Cost $21,128,190)		21,128,190
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $753,637,294)		705,229,999
NET OTHER ASSETS - (2.0)%		(14,116,761)
NET ASSETS - 100%		$ 691,113,238
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 490,187
Fidelity Securities Lending Cash Central Fund	97,021
Total	$ 587,208
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $760,544,715. Net unrealized depreciation aggregated $55,314,716, of which $19,824,198 related to appreciated investment securities and $75,138,914 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mega Cap Stock
Class A
Class T
Class B
Class C
Institutional Class

(formerly Fidelity ® Growth & Income II
Portfolio)

March 31, 2008

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Mega Cap Stock Fund

1.864815.100

AGII-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.4%
Johnson Controls, Inc.	84,600	$ 2,859,480
Automobiles - 0.1%
Toyota Motor Corp. sponsored ADR	10,000	1,008,900
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	213,700	11,918,049
Household Durables - 1.6%
Whirlpool Corp. (d)	128,400	11,142,552
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	6,600	470,580
Media - 2.0%
CBS Corp. Class B	14,300	315,744
McGraw-Hill Companies, Inc.	57,900	2,139,405
News Corp. Class A	40,100	751,875
Omnicom Group, Inc.	21,100	932,198
The DIRECTV Group, Inc. (a)	77,400	1,918,746
The Walt Disney Co.	58,600	1,838,868
Time Warner Cable, Inc. (a)	18,400	459,632
Time Warner, Inc.	252,100	3,534,442
Viacom, Inc. Class B (non-vtg.) (a)	48,300	1,913,646
		13,804,556
Multiline Retail - 1.2%
Sears Holdings Corp. (a)(d)	51,400	5,247,426
Target Corp.	53,400	2,706,312
		7,953,738
Specialty Retail - 1.0%
Abercrombie & Fitch Co. Class A	11,100	811,854
Best Buy Co., Inc.	10,000	414,600
Home Depot, Inc.	151,100	4,226,267
Sherwin-Williams Co.	10,000	510,400
Staples, Inc.	55,243	1,221,423
		7,184,544
Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corp. (a)	15,000	1,617,300
NIKE, Inc. Class B (d)	154,400	10,499,200
		12,116,500
TOTAL CONSUMER DISCRETIONARY		68,458,899
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.0%
Beverages - 0.7%
Coca-Cola Enterprises, Inc.	24,300	$ 588,060
Molson Coors Brewing Co. Class B	84,793	4,457,568
		5,045,628
Food & Staples Retailing - 3.0%
CVS Caremark Corp.	97,600	3,953,776
Kroger Co.	297,700	7,561,580
Wal-Mart Stores, Inc.	166,584	8,775,645
		20,291,001
Food Products - 0.5%
Archer Daniels Midland Co.	15,000	617,400
Kellogg Co.	55,200	2,901,312
Tyson Foods, Inc. Class A	1,300	20,735
		3,539,447
Household Products - 2.0%
Kimberly-Clark Corp.	10,000	645,500
Procter & Gamble Co.	190,700	13,362,349
		14,007,849
Tobacco - 0.8%
Altria Group, Inc.	245,030	5,439,666
TOTAL CONSUMER STAPLES		48,323,591
ENERGY - 14.4%
Energy Equipment & Services - 2.4%
Halliburton Co.	98,400	3,870,072
Noble Corp.	23,900	1,187,113
Schlumberger Ltd. (NY Shares)	32,715	2,846,205
Transocean, Inc. (a)	66,552	8,997,830
		16,901,220
Oil, Gas & Consumable Fuels - 12.0%
Apache Corp.	10,000	1,208,200
Canadian Natural Resources Ltd.	5,000	342,246
Chevron Corp.	95,500	8,151,880
ConocoPhillips	150,000	11,431,500
Exxon Mobil Corp.	393,071	33,245,945
Marathon Oil Corp.	204,500	9,325,200
Occidental Petroleum Corp.	20,000	1,463,400
Peabody Energy Corp.	46,927	2,393,277
Plains Exploration & Production Co. (a)	6,100	324,154
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	138,100	$ 4,143,000
Valero Energy Corp.	216,500	10,632,315
		82,661,117
TOTAL ENERGY		99,562,337
FINANCIALS - 16.6%
Capital Markets - 3.5%
Goldman Sachs Group, Inc.	47,100	7,789,869
Janus Capital Group, Inc.	238,700	5,554,549
Lehman Brothers Holdings, Inc.	209,100	7,870,524
Morgan Stanley	11,500	525,550
State Street Corp.	28,700	2,267,300
		24,007,792
Commercial Banks - 1.1%
U.S. Bancorp, Delaware	20,000	647,200
Wachovia Corp.	31,100	839,700
Wells Fargo & Co.	208,400	6,064,440
		7,551,340
Consumer Finance - 0.3%
American Express Co.	15,700	686,404
Capital One Financial Corp.	35,000	1,722,700
		2,409,104
Diversified Financial Services - 6.4%
Bank of America Corp.	457,780	17,354,440
Citigroup, Inc.	244,400	5,235,048
JPMorgan Chase & Co.	506,200	21,741,290
		44,330,778
Insurance - 5.0%
ACE Ltd.	26,100	1,437,066
AFLAC, Inc.	15,000	974,250
Allstate Corp.	47,600	2,287,656
American International Group, Inc.	425,030	18,382,548
Berkshire Hathaway, Inc. Class B (a)	60	268,374
Loews Corp.	60,900	2,449,398
MetLife, Inc.	27,500	1,657,150
Prudential Financial, Inc.	16,600	1,298,950
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	27,000	$ 1,335,960
The Travelers Companies, Inc.	86,000	4,115,100
		34,206,452
Thrifts & Mortgage Finance - 0.3%
Fannie Mae	58,500	1,539,720
Freddie Mac	30,000	759,600
		2,299,320
TOTAL FINANCIALS		114,804,786
HEALTH CARE - 14.5%
Biotechnology - 1.3%
Amgen, Inc. (a)	50,190	2,096,938
Biogen Idec, Inc. (a)	32,200	1,986,418
CSL Ltd.	5,000	168,688
Genentech, Inc. (a)	45,200	3,669,336
Gilead Sciences, Inc. (a)	20,220	1,041,937
		8,963,317
Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	54,900	3,174,318
Becton, Dickinson & Co.	39,200	3,365,320
C.R. Bard, Inc.	200	19,280
Medtronic, Inc.	48,300	2,336,271
Philip Morris International, Inc. (a)	270,030	13,658,117
		22,553,306
Health Care Providers & Services - 2.8%
Aetna, Inc.	18,200	766,038
Cardinal Health, Inc.	10,000	525,100
Humana, Inc. (a)	62,800	2,817,208
McKesson Corp.	42,800	2,241,436
Medco Health Solutions, Inc. (a)	169,500	7,422,405
UnitedHealth Group, Inc.	140,200	4,817,272
WellPoint, Inc. (a)	26,900	1,187,097
		19,776,556
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. (a)	45,000	2,557,800
Pharmaceuticals - 6.7%
Abbott Laboratories	20,000	1,103,000
Allergan, Inc.	10,000	563,900
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	101,300	$ 2,157,690
Johnson & Johnson	201,800	13,090,766
Merck & Co., Inc.	363,900	13,810,005
Pfizer, Inc.	434,200	9,087,806
Schering-Plough Corp.	165,100	2,379,091
Wyeth	96,000	4,008,960
		46,201,218
TOTAL HEALTH CARE		100,052,197
INDUSTRIALS - 10.2%
Aerospace & Defense - 4.9%
General Dynamics Corp.	26,500	2,209,305
Honeywell International, Inc.	119,600	6,747,832
L-3 Communications Holdings, Inc.	9,900	1,082,466
Lockheed Martin Corp.	66,900	6,643,170
Northrop Grumman Corp.	74,800	5,820,188
Raytheon Co.	61,000	3,941,210
The Boeing Co.	69,800	5,191,026
United Technologies Corp.	35,900	2,470,638
		34,105,835
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	20,000	1,460,400
Airlines - 0.2%
AMR Corp. (a)	72,200	651,244
UAL Corp.	28,800	620,064
US Airways Group, Inc. (a)	40,900	364,419
		1,635,727
Commercial Services & Supplies - 0.0%
Manpower, Inc.	900	50,634
Construction & Engineering - 0.1%
Shaw Group, Inc. (a)	10,000	471,400
Industrial Conglomerates - 1.5%
3M Co.	40,600	3,213,490
General Electric Co.	195,700	7,242,857
		10,456,347
Machinery - 2.4%
Caterpillar, Inc.	49,900	3,906,671
Cummins, Inc.	115,900	5,426,438
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	33,300	$ 2,678,652
Eaton Corp.	20,700	1,649,169
Ingersoll-Rand Co. Ltd. Class A	52,900	2,358,282
Manitowoc Co., Inc.	15,000	612,000
		16,631,212
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	10,000	922,200
Norfolk Southern Corp.	30,000	1,629,600
Union Pacific Corp.	26,000	3,259,880
		5,811,680
TOTAL INDUSTRIALS		70,623,235
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 3.1%
Cisco Systems, Inc. (a)	414,800	9,992,532
Corning, Inc.	42,100	1,012,084
Juniper Networks, Inc. (a)	10,000	250,000
Motorola, Inc.	116,900	1,087,170
Nokia Corp. sponsored ADR	205,400	6,537,882
QUALCOMM, Inc.	54,100	2,218,100
		21,097,768
Computers & Peripherals - 6.0%
Apple, Inc. (a)	33,100	4,749,850
Dell, Inc. (a)	40,000	796,800
EMC Corp. (a)	33,300	477,522
Hewlett-Packard Co.	469,500	21,437,370
International Business Machines Corp.	89,800	10,339,572
Western Digital Corp. (a)	125,800	3,401,632
		41,202,746
Electronic Equipment & Instruments - 0.4%
Tyco Electronics Ltd.	81,600	2,800,512
Internet Software & Services - 1.0%
Google, Inc. Class A (sub. vtg.) (a)	15,350	6,761,215
Yahoo!, Inc. (a)	14,300	413,699
		7,174,914
IT Services - 0.8%
Accenture Ltd. Class A	156,400	5,500,588
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	375,918	$ 7,334,160
ASML Holding NV (NY Shares)	174,900	4,339,269
Intel Corp.	302,200	6,400,596
Texas Instruments, Inc.	10,000	282,700
		18,356,725
Software - 3.9%
Microsoft Corp.	659,100	18,705,258
Oracle Corp. (a)	388,200	7,593,192
Symantec Corp. (a)	53,300	885,846
		27,184,296
TOTAL INFORMATION TECHNOLOGY		123,317,549
MATERIALS - 2.8%
Chemicals - 0.9%
Celanese Corp. Class A	39,500	1,542,475
Dow Chemical Co.	35,200	1,297,120
Monsanto Co.	23,000	2,564,500
The Mosaic Co. (a)	10,000	1,026,000
		6,430,095
Metals & Mining - 1.5%
ArcelorMittal SA (NY Reg.) Class A	32,300	2,642,140
Freeport-McMoRan Copper & Gold, Inc. Class B	80,500	7,745,710
		10,387,850
Paper & Forest Products - 0.4%
International Paper Co. (d)	89,800	2,442,560
TOTAL MATERIALS		19,260,505
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	369,700	14,159,510
Qwest Communications International, Inc.	50,000	226,500
Verizon Communications, Inc.	314,600	11,467,170
		25,853,180
UTILITIES - 2.0%
Electric Utilities - 0.4%
Entergy Corp.	5,000	545,400
Exelon Corp.	10,000	812,700
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	10,000	$ 686,200
PPL Corp.	10,000	459,200
		2,503,500
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	222,100	3,702,407
Constellation Energy Group, Inc.	46,800	4,131,036
		7,833,443
Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	87,300	3,508,587
TOTAL UTILITIES		13,845,530
TOTAL COMMON STOCKS (Cost $732,509,104)		684,101,809
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 2.69% (b)	10,741,790	10,741,790
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	10,386,400	10,386,400
TOTAL MONEY MARKET FUNDS (Cost $21,128,190)		21,128,190
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $753,637,294)		705,229,999
NET OTHER ASSETS - (2.0)%		(14,116,761)
NET ASSETS - 100%		$ 691,113,238
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 490,187
Fidelity Securities Lending Cash Central Fund	97,021
Total	$ 587,208
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $760,544,715. Net unrealized depreciation aggregated $55,314,716, of which $19,824,198 related to appreciated investment securities and $75,138,914 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008